Income Taxes (Schedule Of Components Of Consolidated Statements Of Income And Equity) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income tax expense/(benefit) related to continuing operations	$ (85,262)	$ 15,836	$ (21,182)
Income tax expense/(benefit) related to discontinued operations	93	(11,456)	(1,873)
Income tax expense/(benefit) related to, Cumulative effect of a change in accounting principle	0	0	(11,251)
Income tax expense/(benefit) related to, Pension and postretirement plans	(2,875)	(15,084)	3,460
Income tax expense/(benefit) related to, Unrealized gains/(losses) on investment securities available for sale	(7,525)	13,818	(12,453)
Income tax expense/(benefit) related to, Share-based compensation	4,140	5,771	5,577
Total	$ (91,429)	$ 8,885	$ (37,722)